Risk Management (Details) - Schedule of Net Losses from Operational Risks - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Expenses for the gross loss period due to operational risk events
Subtotal, Recoveries	$ (10,972)	$ (5,069)
Net loss from operational risk events	13,968	17,245
Subtotal, Expenses	24,940	22,314
Internal fraud [Member] | Expenses [Member]
Expenses for the gross loss period due to operational risk events
Total	1,367	91
Internal fraud [Member] | Recoveries of expenses [Member]
Expenses for the gross loss period due to operational risk events
Total
External fraud [Member] | Expenses [Member]
Expenses for the gross loss period due to operational risk events
Total	7,202	8,513
External fraud [Member] | Recoveries of expenses [Member]
Expenses for the gross loss period due to operational risk events
Total	(5,810)	(2,194)
Labor Practices and Business Safety [Member] | Expenses [Member]
Expenses for the gross loss period due to operational risk events
Total	6,887	8,095
Labor Practices and Business Safety [Member] | Recoveries of expenses [Member]
Expenses for the gross loss period due to operational risk events
Total	(1,276)	(1,391)
Clients, products and business practices [Member] | Expenses [Member]
Expenses for the gross loss period due to operational risk events
Total	950	789
Clients, products and business practices [Member] | Recoveries of expenses [Member]
Expenses for the gross loss period due to operational risk events
Total	(189)	(673)
Damage to physical assets [Member] | Expenses [Member]
Expenses for the gross loss period due to operational risk events
Total	267	221
Damage to physical assets [Member] | Recoveries of expenses [Member]
Expenses for the gross loss period due to operational risk events
Total	(12)
Business interruption and system failures [Member] | Expenses [Member]
Expenses for the gross loss period due to operational risk events
Total	964	981
Business interruption and system failures [Member] | Recoveries of expenses [Member]
Expenses for the gross loss period due to operational risk events
Total	(800)	(2)
Process execution, delivery and management [Member] | Expenses [Member]
Expenses for the gross loss period due to operational risk events
Total	7,303	3,624
Process execution, delivery and management [Member] | Recoveries of expenses [Member]
Expenses for the gross loss period due to operational risk events
Total	$ (2,885)	$ (809)